Balance Sheet Components - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 38,046	$ 33,321	$ 19,722
Less: accumulated depreciation	(18,632)	(17,151)	(13,980)
Construction in progress	10,332	10,383	981
Property and equipment, net	29,746	26,553	6,723
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	7,317	7,317	7,261
Vehicles
Property, Plant and Equipment [Line Items]
Total property and equipment	7,297	7,297	6,331
Technology infrastructure
Property, Plant and Equipment [Line Items]
Total property and equipment	3,213	3,195	2,912
Equipment and hardware
Property, Plant and Equipment [Line Items]
Total property and equipment	19,403	14,708	2,524
Other
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 816	$ 804	$ 694